Intangibles - Future Amortization (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Intangibles [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,190,543	$ 3,716,018
Finite-Lived Intangible Assets, Amortization Expense, Year Two	2,135,090	2,116,706
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,691,718	1,673,913
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,244,582	1,228,606
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,023,872	1,011,148
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	1,140,185	1,154,785
Finite-Lived Intangible Assets, Net	$ 8,425,990	$ 10,901,176